Accrued liabilities and other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Schedule of Accrued liabilities and Other liabilities

	As of December 31,
	2017	2018
Accrued liabilities and other current liabilities
Payable to third party loan companies (a)	36,608	7,187
Payables related to repurchased employee’s vested options	2,243	—
Government grant	2,200	1,000
Payables related to professional service fee	3,000	5,750
Others	1,096	2,169

Total	45,147	16,106

Non-Current
Government grant	1,000	1,000

(a)

The Group, in cooperation with third-party financing intuitions (“loan companies”), offers an interest-free installment payment option to its customers. The loan companies remit the subscription fee to the Group for the borrowing customers to complete their purchase of the course. The borrowing customers are obligated to repay the loan in pre-agreed installments over the periods ranging from 3 months to 12 months to the loan companies. According to the arrangement with the loan companies, the Group is obligated to repay to the loan companies for any default in repayment by the borrowing customers. The Group also agrees with the loan companies to bear the borrowing customers’ interest expense and related service fees, which is recorded as loan payables and prepayment of interest and service fee to loan companies respectively (Note 7). The prepayment of interest expenses and service fee are amortized during the installment period and recorded in other expense. The Group considers such arrangement as its own financing activity given the arrangement is full recourse in nature. Based on the considerations that there is no difference between the amount of promised consideration and the cash selling price of the promised services, in addition the actual length of time between when the Group transfers the promised services to the customer and when the customer pays for those services has been within one year, the Group has assessed and concludes that there is no significant financing component in place within these installment arrangements as a practical expedient in accordance with ASC 606-10-32-18.